Eaton Vance
International Small-Cap Fund
August 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 92.5%
Security	Shares	Value
Australia — 8.2%
Bapcor, Ltd.	89,006	$ 381,906
BlueScope Steel, Ltd.	14,498	196,006
carsales.com, Ltd.	51,812	963,617
Data#3, Ltd.	135,171	647,004
Dexus	54,059	270,139
Dicker Data, Ltd.	77,065	491,986
Evolution Mining, Ltd.	132,174	315,549
IGO, Ltd.	30,849	275,305
Lynas Rare Earths, Ltd. (1)	22,847	105,380
Northern Star Resources, Ltd.	37,275	285,606
Steadfast Group, Ltd.	180,221	656,121
Westgold Resources, Ltd.(1)	150,339	156,606
		$ 4,745,225
Austria — 0.9%
BAWAG Group AG(2)	11,268	$ 530,866
		$ 530,866
Belgium — 1.9%
Azelis Group NV	35,512	$ 787,398
VGP NV	3,164	330,320
		$ 1,117,718
Canada — 8.8%
Agnico Eagle Mines, Ltd.	4,684	$ 227,440
ARC Resources, Ltd.	39,041	595,497
ATS Corp.(1)	18,143	813,964
CAE, Inc.(1)	11,735	283,040
Granite Real Estate Investment Trust	11,134	620,313
Keyera Corp.	16,442	406,183
Killam Apartment Real Estate Investment Trust	49,896	668,751
Pan American Silver Corp.	7,395	122,265
Peyto Exploration & Development Corp.	37,930	352,295
Quebecor, Inc., Class B	15,712	359,195
TMX Group, Ltd.	29,565	654,229
		$ 5,103,172
China — 0.4%
China Overseas Property Holdings, Ltd.	212,853	$ 254,142
		$ 254,142
Security	Shares	Value
Denmark — 0.6%
Topdanmark A/S	7,599	$ 359,626
		$ 359,626
France — 1.3%
IPSOS	15,273	$ 764,313
		$ 764,313
Germany — 2.3%
Encavis AG(1)	15,586	$ 238,712
Jenoptik AG	23,391	684,812
LEG Immobilien SE(1)	5,969	429,866
		$ 1,353,390
Italy — 6.3%
Amplifon SpA	17,051	$ 553,703
BFF Bank SpA(2)	77,886	835,369
DiaSorin SpA	4,525	477,825
FinecoBank Banca Fineco SpA	36,688	501,431
MARR SpA	43,691	642,438
Moncler SpA	9,199	623,275
		$ 3,634,041
Japan — 28.2%
As One Corp.	12,146	$ 476,220
Asahi Intecc Co., Ltd.	28,570	579,557
Azbil Corp.	12,032	400,828
BayCurrent Consulting, Inc.	17,771	610,836
Chiba Bank, Ltd. (The)	107,068	764,508
Cosmos Pharmaceutical Corp.	7,611	894,853
Daiseki Co., Ltd.	14,673	444,182
Dip Corp.	26,525	637,493
Fukuoka Financial Group, Inc.	32,505	767,615
Goldwin, Inc.	6,441	460,136
Hoshizaki Corp.	13,138	504,214
JMDC, Inc.	9,933	297,062
Kobe Bussan Co., Ltd.	13,085	326,002
Kose Corp.	5,275	437,480
Kyoritsu Maintenance Co., Ltd.	14,927	643,678
LaSalle Logiport REIT	613	626,084
Lion Corp.	50,546	550,337
Mitsubishi Research Institute, Inc.	10,229	352,370
Mitsui Fudosan Logistics Park, Inc.	185	629,522
Miura Co., Ltd.	22,992	530,394
Nihon M&A Center Holdings, Inc.	42,978	238,735
Nissan Chemical Corp.	6,164	264,005
NOF Corp.	16,065	724,639

Eaton Vance
International Small-Cap Fund
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Co., Ltd.	67,205	$ 393,928
Sanwa Holdings Corp.	56,530	860,185
Sumco Corp.	49,973	667,427
T Hasegawa Co., Ltd.	20,863	500,426
Tosei Corp.	48,730	613,115
USS Co., Ltd.	43,570	760,828
Yamaha Corp.	15,168	467,846
		$16,424,505
Luxembourg — 0.2%
APERAM S.A.	4,699	$ 132,955
		$ 132,955
Netherlands — 3.6%
BE Semiconductor Industries NV	5,658	$ 649,453
Euronext NV(2)	9,824	709,201
IMCD NV	5,383	741,413
		$ 2,100,067
New Zealand — 1.5%
EBOS Group, Ltd.	19,338	$ 437,574
Spark New Zealand, Ltd.	132,811	401,794
		$ 839,368
Norway — 1.1%
SmartCraft ASA(1)	263,989	$ 526,727
TGS ASA	8,983	116,274
		$ 643,001
Portugal — 0.8%
NOS SGPS S.A.	126,142	$ 475,213
		$ 475,213
Singapore — 0.8%
Daiwa House Logistics Trust	1,087,439	$ 466,646
		$ 466,646
Spain — 1.5%
Acciona S.A.	2,573	$ 367,729
Inmobiliaria Colonial Socimi S.A.	84,672	514,524
		$ 882,253
Sweden — 6.7%
AddTech AB, Class B	42,219	$ 713,278
Boliden AB	6,274	166,829
Security	Shares	Value
Sweden (continued)
Bravida Holding AB(2)	61,921	$ 440,420
Cibus Nordic Real Estate AB	51,466	553,968
Indutrade AB	28,816	553,026
Lagercrantz Group AB, Class B	50,438	528,295
Sdiptech AB, Class B(1)	29,916	682,590
SSAB AB, Class B	45,775	253,347
		$ 3,891,753
Switzerland — 0.8%
Galenica AG(2)	5,670	$ 449,970
		$ 449,970
United Kingdom — 15.4%
Allfunds Group PLC	48,525	$ 287,107
Bellway PLC	7,221	195,137
Capricorn Energy PLC	57,097	124,331
Cranswick PLC	20,048	855,126
Diploma PLC	21,100	835,493
DiscoverIE Group PLC	81,067	748,997
Games Workshop Group PLC	5,487	751,349
Grainger PLC	106,548	318,360
Greggs PLC	25,317	789,247
JTC PLC(2)	83,296	734,568
Judges Scientific PLC	6,226	743,209
Nomad Foods, Ltd.(1)	16,592	304,297
Shaftesbury Capital PLC	274,374	408,306
SSP Group PLC(1)	94,081	280,062
St. James's Place PLC	20,095	224,699
Volution Group PLC	149,196	720,738
Wise PLC, Class A(1)	79,156	640,726
		$ 8,961,752
United States — 1.2%
Autoliv, Inc.	7,212	$ 703,891
		$ 703,891
Total Common Stocks (identified cost $51,172,238)		$53,833,867

Exchange-Traded Funds — 4.6%
Security	Shares	Value
Equity Funds — 4.6%
iShares MSCI EAFE Small-Cap ETF	9,848	$ 582,804
iShares MSCI Hong Kong ETF	49,978	907,101

Eaton Vance
International Small-Cap Fund
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Funds (continued)
iShares MSCI Singapore ETF	35,976	$ 668,434
iShares S&P/TSX SmallCap Index ETF	40,960	551,408
Total Exchange-Traded Funds (identified cost $3,021,275)		$ 2,709,747

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(3)	1,566,266	$ 1,566,266
Total Short-Term Investments (identified cost $1,566,266)		$ 1,566,266

Total Investments — 99.8% (identified cost $55,759,779)	$58,109,880
Other Assets, Less Liabilities — 0.2%	$ 87,695
Net Assets — 100.0%	$58,197,575
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $3,700,394 or 6.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	21.1%	$12,283,533
Financials	13.2	7,666,066
Real Estate	11.5	6,704,056
Consumer Discretionary	10.4	6,057,355
Information Technology	8.5	4,948,902
Consumer Staples	6.9	4,010,533
Materials	6.4	3,726,358
Health Care	5.6	3,271,911
Communication Services	5.1	2,964,132
Exchange-Traded Funds	4.6	2,709,747
Energy	2.7	1,594,580
Utilities	1.1	606,441
Short-Term Investments	2.7	1,566,266
Total Investments	99.8%	$58,109,880

The Fund did not have any open derivative instruments at August 31, 2023.
Affiliated Investments
At August 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,566,266, which represents 2.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended August 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,443,827	$12,719,179	$(12,596,740)	$ —	$ —	$1,566,266	$41,320	1,566,266
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
International Small-Cap Fund
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$22,729,886	$ —	$22,729,886
Developed Europe	304,297	24,992,621	—	25,296,918
North America	5,807,063	—	—	5,807,063
Total Common Stocks	$ 6,111,360	$47,722,507*	$ —	$53,833,867
Exchange-Traded Funds	$ 2,709,747	$ —	$ —	$ 2,709,747
Short-Term Investments	1,566,266	—	—	1,566,266
Total Investments	$10,387,373	$47,722,507	$ —	$58,109,880
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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